UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA New York Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New York - 99.0%     $   6,165   ABN AMRO MuniTops Certificates Trust, New York, GO, VRDN, Series 2006-32,
                                 3.94% due 4/01/2014 (b)(g)(j)                                                        $     6,165

                        23,340   ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN,
                                 Series 2002-10, 3.92% due 11/15/2010 (f)(j)                                               23,340

                        12,930   ABN AMRO MuniTops Certificates Trust, New York, Revenue Refunding Bonds, VRDN,
                                 Series 2004-24, 3.94% due 7/01/2012 (b)(j)                                                12,930

                        10,000   Albany, New York, GO, RAN, 4.25% due 1/31/2007                                            10,005

                         2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                                 3.99% due 12/29/2010 (j)                                                                   2,500

                         5,700   Amherst, New York, IDA, Civic Facility Revenue Bonds (Daemen College Project),
                                 VRDN, Series B, 3.96% due 10/01/2036 (j)(k)                                                5,700

                         7,634   Aurora, New York, GO, BAN, 4% due 7/25/2007                                                7,635

                         2,000   Avoca, New York, Central School District, GO, BAN, 4.50% due 6/27/2007                     2,007

                        11,965   Batavia, New York, City School District, GO, BAN, 4.25% due 11/02/2007                    12,024

                         6,500   Brookhaven-Comsewogue Union Free School District, New York, GO, TAN, 4.50%
                                 due 6/27/2007                                                                              6,524

                        15,490   Broome County, New York, GO, BAN, 4.75% due 4/19/2007                                     15,537

                        11,600   Camden, New York, Central School District, GO, BAN, 4.50% due 3/23/2007                   11,623

                         8,000   Canandaigua, New York, City School District, GO, BAN, 4.50% due 7/05/2007                  8,026

                         8,300   Canandaigua, New York, City School District, GO, BAN, 4% due 10/18/2007                    8,329

                         5,000   Canandaigua, New York, City School District, GO, RAN, 4.75% due 4/12/2007                  5,015

                        10,310   Carmel, New York, Central School District, GO, BAN, 4.50% due 6/29/2007                   10,341

                         5,000   Catskill, New York, Central School District, GO, BAN, 4.25% due 6/28/2007                  5,016

                         2,040   Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                                 Corporation), VRDN, AMT, Series A, 4.06% due 9/01/2021 (j)                                 2,040

                         3,365   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling School
                                 Corporation), VRDN, 3.88% due 10/01/2032 (j)                                               3,365


Portfolio Abbreviations


To simplify the listings of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
VRDN       Variable Rate Demand Notes



CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New York             $   5,000   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York,
(concluded)                      Revenue Bonds, VRDN, Series 2003-0051, Class A, 3.96% due 11/15/2032 (e)(j)          $     5,000

                        11,780   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York,
                                 Revenue Bonds, VRDN, Series 2006-0015, Class A, 3.96% due 11/15/2035 (b)(j)               11,780

                         7,730   Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                 Refunding Bonds, VRDN, Series 2002-6003, Class A, 3.96% due 11/15/2032 (f)(j)              7,730

                         5,095   Eagle Tax-Exempt Trust, New York City, New York, City IDA, Revenue Bonds, VRDN,
                                 Series 2006-0112, Class A, 3.96% due 3/01/2046 (e)(j)                                      5,095

                        14,235   Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds,
                                 GO, VRDN, Series 2006-0061, Class A, 3.96% due 1/01/2032 (f)(j)                           14,235

                         6,900   Eagle Tax-Exempt Trust, New York State Thruway Authority, Revenue Refunding Bonds,
                                 GO, VRDN, Series 2006-0063, Class A, 3.96% due 1/01/2030 (f)(j)                            6,900

                        10,145   Eagle Tax-Exempt Trust, New York, VRDN, Series 2001-323, 3.96% due 4/01/2015 (j)          10,145

                        24,500   Eagle Tax-Exempt Trust, New York, VRDN, Series 983201, 3.96% due 4/01/2017 (j)            24,500

                         6,930   Eagle Tax-Exempt Trust, Port Authority of New York and New Jersey, Revenue
                                 Refunding Bonds, VRDN, Series 2006-0045, Class A, 3.98% due 5/01/2034 (b)(j)               6,930

                         6,000   Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York, Revenue
                                 Bonds, VRDN, Series 2003-0004, Class A, 3.96% due 11/15/2032 (e)(j)                        6,000

                         6,436   East Fishkill, New York, BAN, 4.50% due 8/07/2007                                          6,462

                         8,220   East Irondequoit Central School District, New York, GO, BAN, 4% due 6/20/2007              8,224

                         3,000   Eastport-South Manor Central School District, New York, GO, BAN, 4% due 10/05/2007         3,011

                        20,885   Eclipse Funding Trust, Solar Eclipse Certificates, New York Convention Center
                                 Development Corporation, VRDN, Series 2006-0004, 3.93% due 11/15/2027 (a)(j)              20,885

                         3,750   Erie County, New York, IDA, Civic Facility Revenue Bonds (Child and Family
                                 Services of Erie County), VRDN, 3.99% due 6/01/2022 (j)                                    3,750

                         1,335   Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission
                                 Inc. Project), VRDN, 3.99% due 12/01/2015 (j)                                              1,335

                        10,365   Erie County, New York, IDA, School Facility Revenue Bonds, TOCS, VRDN, Series J,
                                 3.94% due 5/01/2012 (f)(j)                                                                10,365

                         1,719   Fayetteville-Manlius, New York, Central School District, GO, BAN, 4% due 11/02/2007        1,724

                         1,755   GS Pool Trust, New York, FLOATS, VRDN, AMT, Series 55TP, 4.01% due 12/01/2047 (j)          1,755

                         9,325   Geneva, New York, GO, BAN, 4.50% due 5/24/2007                                             9,352

                         4,200   Gorham-Middlesex Central School District, New York, GO, BAN, 4.375% due 8/02/2007          4,214

                         6,821   Gowanda, New York, Central School District, GO, BAN, 4.25% due 8/17/2007                   6,841

                         1,500   Greenport, New York, Union Free School District, GO, TAN, 4.50% due 6/27/2007              1,505

                         2,355   Guilderland, New York, IDA, Civic Facility, Revenue Bonds (West Turnpike), VRDN,
                                 Series A, 3.99% due 4/01/2020 (j)                                                          2,355

                         4,760   Hamburg, New York, GO, BAN, 4.50% due 7/19/2007                                            4,778

                         1,495   Harrison, New York, GO, BAN, 4% due 6/21/2007                                              1,498

                         2,052   Harrison, New York, GO, RAN, 4% due 3/31/2007                                              2,054

                        12,000   Hempstead, New York, Union Free School District, GO, TAN, 4.50% due 6/28/2007             12,039

                        16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                                 3.97% due 12/01/2029 (j)                                                                  16,000

                         5,695   Lewiston, New York, GO, Refunding, BAN, 4% due 8/23/2007                                   5,706

                         2,376   Liverpool, New York, Central School District, GO, Refunding, BAN, 4.50% due 7/06/2007      2,382

                         4,000   Long Island Power Authority, New York, Electric System General Revenue Bonds, VRDN,
                                 Series E, 3.87% due 12/01/2029 (f)(j)                                                      4,000

                        29,835   Long Island Power Authority, New York, Electric System Revenue Bonds, FLOATS, VRDN,
                                 Series 822-D, 3.93% due 9/01/2029 (c)(j)                                                  29,835

                        11,200   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN, Series H,
                                 3.88% due 12/01/2029 (f)(j)                                                               11,200

                        39,755   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Sub-Series 3A, 3.87% due 5/01/2033 (j)                                                    39,755

                         1,100   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                 Sub-Series 7-B, 3.88% due 4/01/2025 (b)(j)                                                 1,100

                        22,375   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series 339, 3.93% due 12/01/2026 (b)(g)(j)                                  22,375

                         9,200   Mattituck-Cutchogue, New York, Union Free School District, GO, TAN, 4% due 6/29/2007       9,216

                        10,495   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, FLOATS, VRDN, Series 639, 3.95% due 11/15/2010 (f)(j)                    10,495

                        20,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, VRDN, Series B, 3.91% due 11/01/2022 (f)(j)                              20,000

                        25,345   Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-1, 3.85%
                                 due 11/01/2034 (c)(j)                                                                     25,345

                        16,005   Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-3, 3.85%
                                 due 11/01/2034 (i)(j)                                                                     16,005

                        24,900   Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 823D, 3.93% due 11/15/2023 (f)(j)                                                  24,900

                        19,925   Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                 Series 848-D, 3.93% due 11/15/2021 (e)(j)                                                 19,926

                         9,725   Metropolitan Transportation Authority, New York, Revenue Bonds, MERLOTS, VRDN,
                                 Series A12, 3.93% due 11/15/2022 (f)(j)                                                    9,725

                         7,955   Metropolitan Transportation Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                 Series 816, 3.95% due 5/15/2013 (a)(j)                                                     7,955

                         6,760   Metropolitan Transportation Authority, New York, Revenue Bonds, ROCS, VRDN,
                                 Series II-R-594PB, 3.94% due 11/15/2033 (a)(j)                                             6,760

                         2,595   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, FLOATS,
                                 VRDN, Series 1448, 4.04% due 11/15/2031 (j)                                                2,595

                        10,420   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, ROCS,
                                 VRDN, Series II-R-557, 3.95% due 11/15/2022 (e)(j)                                        10,420

                         5,800   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                 Series D-1, 3.85% due 11/01/2029 (f)(j)                                                    5,800

                        21,090   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                 Series D-2, 3.85% due 11/01/2032 (f)(j)                                                   21,090

                         4,396   Milo, New York, Sewer System Improvements, GO, BAN, 3.75% due 11/21/2007                   4,397

                        10,000   Monroe County, New York, GO, BAN, 4.75% due 7/18/2007                                     10,041

                        20,000   Monroe County, New York, GO, RAN, 4% due 4/16/2007                                        20,023

                         1,635   Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
                                 Center for Rehabilitation Agencies, Inc. Project), VRDN, 3.98% due 12/01/2034 (j)          1,635

                           780   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 4.06%
                                 due 1/01/2012 (j)                                                                            780

                         4,500   Montauk, New York, Union Free School District, GO, TAN, 4.25% due 6/27/2007                4,515

                         8,465   Municipal Securities Trust Certificates, New York State Dormitory Authority, VRDN,
                                 Series 7020, Class A, 3.95% due 6/15/2035 (g)(j)(l)                                        8,465

                        10,000   Nanuet, New York, Union Free School District, GO, BAN, 3.75% due 1/19/2007                10,001

                         2,375   Nassau County, New York, IDA, Civic Facility Revenue Refunding and Improvement
                                 Bonds (Cold Spring Harbor), VRDN, 3.90% due 1/01/2034 (j)                                  2,375

                        13,250   Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                                 VRDN, 3.91% due 9/01/2034 (d)(j)                                                          13,250

                         6,900   New Rochelle, New York, City School District, GO, TAN, 4.375% due 6/29/2007                6,921

                        10,900   New York City, New York, City Housing Development Corporation, M/F Mortgage
                                 Revenue Bonds (Parkview II Apartments Project), VRDN, AMT, Series A, 3.93% due
                                 12/01/2037 (j)                                                                            10,900

                        16,000   New York City, New York, City Housing Development Corporation, M/F Mortgage
                                 Revenue Bonds (Spring Creek Housing LP), VRDN, AMT, Series A, 3.96% due
                                 12/01/2039 (j)                                                                            16,000

                        19,510   New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue
                                 Refunding Bonds (The Crest Project), VRDN, Series A, 3.90% due 12/01/2036 (j)             19,510

                        14,065   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Armory Place LLC), VRDN, AMT, Series A, 3.95% due 3/15/2033 (d)(j)         14,065

                        23,800   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 3.95% due 6/15/2029 (d)(j)     23,800

                        26,550   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Carnegie Park), VRDN, Series A, 3.88% due 11/15/2019 (d)(j)                26,550

                        10,155   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Lyric Development), VRDN, AMT, Series A, 3.95% due 11/15/2031 (d)(j)       10,155

                        11,620   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Monterey), VRDN, Series A, 3.88% due 11/15/2019 (d)(j)                     11,620

                        13,700   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (One Columbus Place Development), VRDN, AMT, Series A, 3.93% due
                                 11/15/2028 (d)(j)                                                                         13,700

                        31,900   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (Tribeca Towers), VRDN, AMT, Series A, 3.93% due 11/15/2019 (d)(j)          31,900

                        15,300   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds, VRDN, AMT, Series A, 3.95% due 8/15/2032 (d)(j)                            15,300

                        18,600   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West 43rd Street Development), VRDN, AMT, Series A, 3.93% due
                                 4/15/2029 (d)(j)                                                                          18,600

                        35,400   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West 89th Street Development), VRDN, AMT, Series A, 3.93% due
                                 11/15/2029 (j)                                                                            35,400

                        32,000   New York City, New York, City Housing Development Corporation, M/F Rental Housing
                                 Revenue Bonds (West End Towers), VRDN, AMT, Series A, 3.95% due 5/15/2034 (d)(j)          32,000

                         3,110   New York City, New York, City IDA, Civic Facility Revenue Bonds (Allen-Stevenson
                                 School Project), VRDN, 3.93% due 12/01/2034 (j)                                            3,110

                         2,305   New York City, New York, City IDA, Civic Facility Revenue Bonds (Federation of
                                 French Alliances in the United States Project), VRDN, 3.98% due 2/01/2035 (j)              2,305

                         5,590   New York City, New York, City IDA, Civic Facility Revenue Bonds (Heart Share
                                 Human Services), VRDN, Series A, 3.90% due 7/01/2021 (j)                                   5,590

                         1,565   New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School
                                 Project), VRDN, 3.93% due 12/01/2034 (j)                                                   1,565

                         3,000   New York City, New York, City IDA, Civic Facility Revenue Bonds (Spence-Chapin,
                                 Services to Families and Children Project), VRDN, 3.93% due 12/01/2036 (j)                 3,000

                         6,300   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Brooklyn
                                 Heights Montessori School Project), VRDN, 3.90% due 1/01/2027 (j)                          6,300

                        25,000   New York City, New York, City IDA, Liberty Revenue Bonds (FC Hanson Office
                                 Associates LLC Project), VRDN, 3.92% due 12/01/2039 (j)                                   25,000

                        10,000   New York City, New York, City IDA, Revenue Bonds, FLOATS, VRDN, Series 1510,
                                 3.93% due 1/01/2039 (a)(j)                                                                10,000

                         9,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
                                 International Corporation Project), VRDN, AMT, 3.94% due 7/01/2024 (j)                     9,000

                        40,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.55% due
                                 1/03/2007                                                                                 40,000

                        15,000   New York City, New York, City Municipal Water Finance Authority, CP, 3.65% due
                                 1/09/2007                                                                                 15,000

                        29,100   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (b)(h)(j)                   29,100

                        10,872   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, FLOATS, VRDN, Series 1352, 3.93% due 6/15/2035 (j)        10,872

                        15,170   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, PUTTERS, VRDN, Series 622, 3.95% due 6/15/2012 (a)(j)     15,170

                        26,880   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Series F-2, 3.93% due 6/15/2033 (j)                 26,880

                        11,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Sub-Series C-2, 3.85% due 6/15/2018 (j)             11,000

                        22,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Refunding Bonds, VRDN, Sub-Series C-3, 3.88% due 6/15/2018 (j)             22,000

                        14,765   New York City, New York, City Transitional Finance Authority Revenue Bonds, FLOATS,
                                 VRDN, Series 536, 3.93% due 5/01/2015 (b)(j)                                              14,765

                         1,200   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A, 3.95% due 2/15/2030 (j)                                       1,200

                         6,600   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A-1, 3.95% due 11/15/2022 (j)                                    6,600

                         1,100   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A-1, 3.95% due 11/15/2028 (j)                                    1,100

                        36,715   New York City, New York, City Transitional Finance Authority Revenue Bonds, Future
                                 Tax Secured, VRDN, Series A-2, 3.88% due 11/15/2027 (j)                                   36,715

                        12,055   New York City, New York, City Transitional Finance Authority Revenue Bonds (New York
                                 City Recovery), VRDN, Series 1, Sub-Series 1A, 3.88% due 11/01/2022 (j)                   12,055

                         9,435   New York City, New York, City Transitional Finance Authority Revenue Bonds (New York
                                 City Recovery), VRDN, Series 1, Sub-Series 1-B, 3.95% due 11/01/2022 (j)                   9,435

                         1,900   New York City, New York, City Transitional Finance Authority Revenue Bonds (New York
                                 City Recovery), VRDN, Series 1, Sub-Series 1D, 3.90% due 11/01/2022 (j)                    1,900

                         3,150   New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2052, 3.95% due 2/01/2022 (b)(j)                                         3,150

                         3,760   New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                 VRDN, Series II-R-2054, 3.96% due 2/01/2020 (b)(j)                                         3,760

                         4,025   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2C, 3.95% due 11/01/2022 (j)                                                    4,025

                         6,500   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2D, 3.88% due 11/01/2022 (j)                                                    6,500

                        10,000   New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                 Sub-Series 2-F, 3.90% due 11/01/2022 (j)                                                  10,000

                         2,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds, Future Tax Secured, VRDN, Sub-Series C2, 3.90% due 8/01/2031 (j)                    2,000

                           450   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3E, 3.90% due 11/01/2022 (j)      450

                        12,750   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3F, 3.98% due
                                 11/01/2022 (j)                                                                            12,750

                        22,695   New York City, New York, City Transitional Finance Authority, Special Tax Revenue
                                 Refunding Bonds, VRDN, Series C, 3.88% due 2/01/2032 (j)                                  22,695

                           500   New York City, New York, GO, FLOATS, VRDN, Series 1446, 3.98% due 4/01/2025 (j)              500

                           832   New York City, New York, GO, FLOATS, VRDN, Series 1447, 3.96% due 6/01/2024 (j)              832

                         5,000   New York City, New York, GO, MSTR, VRDN, SGB-36, 3.91% due 6/01/2022 (a)(j)                5,000

                         5,475   New York City, New York, GO, PUTTERS, VRDN, Series 1299, 3.95% due 4/01/2014 (f)(j)        5,475

                         1,995   New York City, New York, GO, PUTTERS, VRDN, Series 1318, 3.95% due 6/01/2013 (a)(j)        1,995

                        30,000   New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.95% due 12/15/2033 (j)       30,000

                        10,890   New York City, New York, GO, ROCS, VRDN, Series II-R-4563, 3.95% due 8/01/2022 (c)(j)     10,890

                        11,345   New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 914, 3.93% due
                                 2/01/2013 (e)(j)                                                                          11,345

                         1,825   New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 1341, 3.95% due
                                 2/01/2014 (b)(j)                                                                           1,825

                        10,415   New York City, New York, GO, Refunding, Series A, 4.50% due 8/01/2007                     10,469

                        13,340   New York City, New York, GO, Refunding, Series B, 4.25% due 2/01/2007                     13,348

                        13,715   New York City, New York, GO, Refunding, VRDN, Sub-Series C-2, 3.85% due 8/01/2020 (j)     13,715

                         9,200   New York City, New York, GO, Refunding, VRDN, Sub-Series E-3, 3.88% due 8/01/2023 (j)      9,200

                         6,860   New York City, New York, GO, VRDN, Series F-4, 3.85% due 2/15/2020 (j)                     6,860

                         4,200   New York City, New York, GO, VRDN, Series F-5, 3.85% due 2/15/2016 (j)                     4,200

                        11,850   New York City, New York, GO, VRDN, Series J, Sub-Series J-2, 3.90% due 2/15/2016 (j)      11,850

                         2,800   New York City, New York, GO, VRDN, Sub-Series A-3, 3.85% due 8/01/2031 (j)                 2,800

                         2,520   New York City, New York, GO, VRDN, Sub-Series A-9, 3.95% due 8/01/2018 (j)                 2,520

                         9,600   New York City, New York, GO, VRDN, Sub-Series B-9, 3.90% due 8/15/2023 (j)                 9,600

                         5,000   New York City, New York, GO, VRDN, Sub-Series C-3, 3.90% due 8/15/2029 (c)(j)              5,000

                        11,000   New York City, New York, GO, VRDN, Sub-Series E-3, 3.90% due 8/01/2034 (j)                11,000

                        31,015   New York City, New York, GO, VRDN, Sub-Series H-6, 3.90% due 3/01/2034 (j)                31,015

                         2,390   New York City, New York, Jay Street Development Corporation, Court Facility, Lease
                                 Revenue Bonds (Jay Street Project), VRDN, Series A-1, 3.88% due 5/01/2022 (j)              2,390

                        14,634   New York State Commander of General Services Revenue Bonds (People of the State
                                 of New York), VRDN, 3.93% due 9/01/2021 (j)                                               14,634

                        38,285   New York State Dormitory Authority, Mental Health Facilities Improvement Revenue
                                 Refunding Bonds, VRDN, Series F-2B, 3.87% due 2/15/2021 (f)(j)                            38,285

                         2,800   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2E, 3.85% due 2/15/2031 (j)                                                   2,800

                        20,835   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2F, 3.88% due 2/15/2031 (j)                                                  20,835

                        15,000   New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                 Sub-Series D-2H, 3.85% due 2/15/2031 (j)                                                  15,000

                         6,900   New York State Dormitory Authority, Revenue Bonds, FLOATS, VRDN, Series 894, 3.93%
                                 due 7/01/2027 (b)(j)                                                                       6,900

                         8,145   New York State Dormitory Authority, Revenue Bonds, MERLOTS, VRDN, Series B30, 3.94%
                                 due 3/15/2027 (e)(j)                                                                       8,145

                         3,750   New York State Dormitory Authority, Revenue Bonds (North Shore-Long Island Jewish
                                 Health System), ROCS, VRDN, Series II-R-656CE, 3.95% due 11/01/2034 (j)                    3,750

                         6,505   New York State Dormitory Authority, Revenue Bonds (Pratt Institute), VRDN, 3.96%
                                 due 7/01/2034 (j)(k)                                                                       6,505

                         4,690   New York State Dormitory Authority, Revenue Bonds (Teresian Housing Corporation),
                                 VRDN, 3.86% due 7/01/2033 (j)                                                              4,690

                        26,080   New York State Dormitory Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 1155, 3.93% due 5/15/2022 (a)(j)                                                   26,080

                         3,000   New York State Energy Research and Development Authority, Facilities Revenue
                                 Bonds (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT,
                                 Sub-Series C-3, 3.95% due 11/01/2039 (j)                                                   3,000

                        14,000   New York State, GO, VRDN, Series A, 3.60% due 1/16/2007 (j)                               14,000

                        31,900   New York State, HFA, Housing Revenue Bonds (100 Maiden Lane Project), VRDN,
                                 Series A, 3.89% due 11/01/2037 (j)                                                        31,900

                        12,150   New York State, HFA, Housing Revenue Bonds (363 West 30th Street), VRDN, AMT,
                                 Series A, 3.93% due 11/01/2032 (j)(m)                                                     12,150

                         3,400   New York State, HFA, Housing Revenue Bonds (West 33rd Street Housing), VRDN,
                                 AMT, Series A, 3.93% due 11/15/2036 (d)(j)                                                 3,400

                        33,700   New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT,
                                 Series A, 3.93% due 11/01/2034 (j)                                                        33,700

                         9,850   New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT,
                                 Series A, 3.95% due 11/01/2034 (j)                                                         9,850

                         4,825   New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 3.94% due
                                 11/01/2028 (a)(j)                                                                          4,825

                         5,000   New York State, HFA, M/F Revenue Bonds (750 6th Ave), VRDN, Series A, 3.95%
                                 due 5/15/2031 (d)(j)                                                                       5,000

                         5,600   New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT,
                                 Series A, 3.93% due 5/15/2036 (d)(j)                                                       5,600

                         8,350   New York State, HFA, Revenue Bonds (1500 Lexington Associates LLC), VRDN, AMT,
                                 Series A, 4% due 5/15/2034 (d)(j)                                                          8,350

                        28,600   New York State, HFA, Revenue Bonds (1501 Lex Associates LP), VRDN, AMT,
                                 Series A, 3.93% due 5/15/2032 (d)(j)                                                      28,600

                        15,000   New York State, HFA, Revenue Bonds (Avalon Bowery Place II), VRDN, AMT,
                                 Series A, 3.65% due 11/01/2039 (j)                                                        15,000

                        10,545   New York State, HFA, Revenue Bonds (Biltmore Tower Project), VRDN, AMT,
                                 Series A, 3.95% due 5/15/2034 (d)(j)                                                      10,545

                        28,830   New York State, HFA, Revenue Bonds (Chelsea Apartments), VRDN, AMT, Series A,
                                 4% due 11/15/2036 (d)(j)                                                                  28,830

                        12,000   New York State, HFA, Revenue Bonds (Gethsemane Apartments), VRDN, AMT, Series A,
                                 3.94% due 5/15/2033 (d)(j)                                                                12,000

                        15,500   New York State, HFA, Revenue Bonds (Saxony Housing), VRDN, AMT, Series A,
                                 3.93% due 5/15/2030 (j)                                                                   15,500

                        13,000   New York State, HFA, Revenue Bonds (Talleyrand Crescent), VRDN, AMT, 3.93%
                                 due 5/15/2028 (d)(j)                                                                      13,000

                        54,400   New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A, 3.93% due
                                 11/15/2029 (d)(j)                                                                         54,400

                        32,600   New York State, HFA, Revenue Bonds (Tribeca Pointe LLC), VRDN, AMT, Series A,
                                 3.90% due 5/15/2029 (d)(j)                                                                32,600

                        10,800   New York State, HFA, Revenue Bonds (Victory Housing), VRDN, AMT, Series A,
                                 3.90% due 11/01/2033 (j)(m)                                                               10,800

                         7,400   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series C,
                                 3.85% due 3/15/2026 (j)                                                                    7,400

                        19,100   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series D,
                                 3.85% due 3/15/2026 (j)                                                                   19,100

                            83   New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                                 Series B, 3.84% due 4/01/2025 (j)                                                             83

                        25,931   New York State Power Authority, CP, 3.55% due 2/07/2007                                   25,931

                         4,770   New York State Power Authority, GO, VRDN, 3.60% due 3/01/2007 (j)                          4,770

                         1,230   New York State Power Authority, GO, VRDN, 3.60% due 3/01/2016 (j)                          1,230

                        10,565   New York State Thruway Authority, Highway and Bridge Trust Fund, General Revenue
                                 Bonds, PUTTERS, VRDN, Series 1098, 3.95% due 7/01/2013 (f)(j)                             10,565

                         3,000   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-458, 3.95% due 4/01/2020 (a)(j)                   3,000

                         7,515   New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                                 Refunding Bonds, ROCS, VRDN, Series II-R-5012, 3.94% due 4/01/2019 (a)(j)                  7,515

                         4,000   New York State Urban Development Corporation Revenue Bonds, FLOATS, VRDN,
                                 Series SG-164, 3.95% due 3/15/2033 (e)(j)                                                  4,000

                         9,000   Newburgh, New York, City School District, GO, RAN, 4.375% due 6/22/2007                    9,028

                         4,765   Newburgh, New York, GO, BAN, Series A, 4% due 9/13/2007                                    4,777

                        17,746   Niagara-Wheatfield, New York, Central School District, GO, BAN, 4.50% due 2/15/2007       17,766

                        11,950   North Greenbush, New York, GO, BAN, 4.75% due 4/20/2007                                   11,989

                         3,000   North Syracuse, New York, Central School District, GO, RAN, 4.50% due 6/22/2007            3,010

                         3,240   Ogdensburg, New York, GO, BAN, 4% due 8/24/2007                                            3,246

                         1,950   Onondaga County, New York, IDA, IDR (Peregrine International LLC Project), VRDN,
                                 AMT, 3.90% due 5/01/2022 (j)                                                               1,950

                         6,100   Onondaga County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding
                                 Bonds (Solvay Paperboard Project), VRDN, AMT, 4.02% due 7/01/2023 (j)                      6,100

                         3,400   Ontario County, New York, IDA, Civic Facility Revenue Bonds (Friends of the Finger
                                 Lakes Performing Arts Center, Inc. Project), VRDN, Series A, 3.93% due 12/01/2036 (j)      3,400

                         1,685   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                                 Project), VRDN, Series A, 4.01% due 6/01/2024 (j)                                          1,685

                         5,000   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                 Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.88% due 12/01/2017 (j)      5,000

                        15,000   Ramapo, New York, Housing Authority Revenue Bonds (Fountainview at College Road,
                                 Inc. Project), VRDN, 3.94% due 12/01/2029 (j)                                             15,000

                         3,100   Rockland County, New York, GO, BAN, Series B, 4% due 4/26/2007                             3,103

                        10,700   Rockland County, New York, GO, Refunding, TAN, 4.50% due 3/22/2007                        10,723

                         6,855   Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN, Series A, 3.94% due 7/01/2035 (j)                                          6,855

                         3,060   Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                 Project), VRDN, Series B, 3.94% due 7/01/2035 (j)                                          3,060

                         9,645   Rockland County, New York, IDA, Civic Facility Revenue Refunding Bonds (Dominican
                                 College Project), VRDN, Series A, 3.94% due 5/01/2034 (j)                                  9,645

                        10,000   Rome, New York, City School District, GO, BAN, 4.50% due 6/22/2007                        10,029

                         9,000   Sachem Central School District (Holbrook), New York, GO, BAN, 4.50% due 6/27/2007          9,031

                         7,000   Schenectady, New York, City School District, GO, RAN, 4.50% due 7/31/2007                  7,025

                         5,390   Sherburne-Earleville Centennial School District of New York, GO, BAN, 4.50% due
                                 2/08/2007                                                                                  5,397

                        19,500   South Huntington, New York, Union Free School District, GO, TAN, 4.25% due
                                 6/29/2007                                                                                 19,566

                         4,000   Southampton, New York, Union Free School District, GO, TAN, 4.375% due 6/27/2007           4,012

                         3,000   Southold, New York, Union Free School District, GO, TAN, 4.50% due 6/29/2007               3,011

                         6,500   Syracuse, New York, GO, RAN, Series C, 4.25% due 6/29/2007                                 6,523

                         1,000   TSASC, Inc., New York, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-513CE,
                                 3.96% due 6/01/2034 (j)                                                                    1,000

                         5,600   TSASC, Inc., New York, Revenue Refunding Bonds, ROCS, VRDN, Series II-R-519CE,
                                 3.94% due 6/01/2042 (j)                                                                    5,600

                         7,395   Tobacco Settlement Financing Corporation of New York Revenue Bonds, PUTTERS, VRDN,
                                 Series 648, 3.95% due 6/01/2011 (a)(j)                                                     7,395

                         2,895   Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2034, 3.96% due 6/01/2020 (a)(j)                                               2,895

                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, VRDN,
                                 Series A-1, 5% due 6/01/2007 (j)                                                           2,011

                        17,325   Tobacco Settlement Financing Corporation of New York Revenue Bonds, VRDN,
                                 Series B-1, 4% due 6/01/2007 (j)                                                          17,351

                         3,900   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, VRDN, Series B, 3.85% due 1/01/2032 (a)(j)                                          3,900

                         6,600   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding
                                 Bonds, VRDN, Sub-Series B-2, 3.90% due 1/01/2032 (j)                                       6,600

                        17,500   Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding Bonds,
                                 VRDN, Sub-Series B-3, 3.93% due 1/01/2032 (j)                                             17,500

                         7,055   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                 Series 342, 3.95% due 11/15/2020 (a)(j)                                                    7,055

                         2,035   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS, VRDN,
                                 Series II-R-2013, 3.95% due 11/15/2021 (a)(j)                                              2,035

                         9,900   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 MERLOTS, VRDN, Series B03, 3.94% due 11/15/2020 (b)(j)                                     9,900

                        14,395   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 MERLOTS, VRDN, Series B13, 3.94% due 11/15/2021 (b)(j)                                    14,395

                        14,040   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 PUTTERS, VRDN, Series 304, 3.95% due 11/15/2018 (b)(j)                                    14,040

                         5,305   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                 ROCS, VRDN, Series II-R-1032, 3.95% due 11/15/2021 (b)(j)                                  5,305

                        10,000   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series A, 3.85% due 1/01/2031 (f)(j)                               10,000

                         1,525   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series C, 3.85% due 1/01/2031 (f)(j)                                1,525

                         2,600   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                 Refunding Bonds, VRDN, Series D, 3.85% due 1/01/2031 (f)(j)                                2,600

                         3,500   Ulster County, New York, GO, BAN, 4% due 11/21/2007                                        3,514

                         2,500   Union Endicott, New York, Central School District, GO, BAN, Series B, 4.50% due
                                 7/18/2007                                                                                  2,508

                         1,591   Victor, New York, Central School District, GO, Refunding, BAN, 4% due 10/05/2007           1,596

                        10,000   Watertown, New York, Enlarged City School District, GO, BAN, 4.50% due 7/13/2007          10,033

                         3,000   Waterville, New York, Central School District, GO, BAN, 4.25% due 3/22/2007                3,003

                         2,000   Waverly, New York, Central School District, GO, RAN, 4.50% due 6/29/2007                   2,006

                         4,300   Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                 (Northern Westchester Hospital), VRDN, 3.94% due 11/01/2024 (j)                            4,300

                        12,000   William Floyd Union Free School District of Mastics-Moriches-Shirley, GO, TAN,
                                 4.50% due 6/29/2007                                                                       12,038

                         3,550   Williamson, New York, Central School District, GO, BAN, 4.50% due 7/13/2007                3,562

                         1,500   Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 3.99% due
                                 7/01/2042 (j)                                                                              1,500


Puerto Rico - 0.8%       4,550   Puerto Rico Municipal Finance Agency Revenue Bonds, FLOATS, VRDN, Series 805,
                                 3.90% due 8/01/2027 (f)(j)                                                                 4,550

                        12,681   Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
                                 Series 747D, 3.90% due 7/01/2017 (c)(j)                                                   12,682

                         3,397   Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                                 3.90% due 8/01/2026 (c)(j)                                                                 3,397

                                 Total Investments (Cost - $2,590,888*) - 99.8%                                         2,590,888
                                 Other Assets Less Liabilities - 0.2%                                                       4,487
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $ 2,595,375
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) CIFG Insured.

(d) FNMA Collateralized.

(e) FGIC Insured.

(f) FSA Insured.

(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Radian Insured.

(l) FHA Insured.

(m) FHLMC Collateralized.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA New York Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007